CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash	$ 1,385,532	$ 1,510,341
Prepaid expenses	90,200	147,500
Total current assets	1,475,732	1,657,841
Investments held in Trust Account	204,725,005	203,107,342
Total Assets	206,200,737	204,765,183
Current liabilities:
Accrued expenses	535,852	478,577
Accrued expenses - related party	114,839	54,839
Accounts payable	21,656	18,475
Due to related parties	495,355	427,503
Total current liabilities	1,167,702	979,394
Deferred underwriting commissions	7,043,750	7,043,750
Deferred legal fees	150,000	150,000
Total Liabilities	8,361,452	8,173,144
Commitments and Contingencies
Temporary Equity	192,839,280	191,592,030
Shareholders' Equity:
Preferred shares value
Additional paid-in capital	2,604,910	3,852,147
Retained earnings	2,394,508	1,147,262
Total Shareholders' Equity	5,000,005	5,000,009
Total Liabilities and Shareholders' Equity	206,200,737	204,765,183
Common Class A [Member]
Shareholders' Equity:
Ordinary shares value	84	97
Total Shareholders' Equity	84	97
Common Class B [Member]
Shareholders' Equity:
Ordinary shares value	503	503
Total Shareholders' Equity	$ 503	$ 503